Derivative Instruments and Hedging Activities (Details)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Norwegian Kroner [Member] USD ($)	Dec. 31, 2011 Norwegian Kroner [Member] NOK	Dec. 31, 2011 Euro [Member] USD ($)	Dec. 31, 2011 Euro [Member] EUR (€)	Dec. 31, 2011 Canadian Dollar [Member] USD ($)	Dec. 31, 2011 Canadian Dollar [Member] CAD	Dec. 31, 2011 British Pounds [Member] USD ($)	Dec. 31, 2011 British Pounds [Member] GBP (£)
Commitment of foreign currency forward contracts
Contract Amount in Foreign Currency			1,044,500,000		€ 34,600,000		36,800,000		£ 34,500,000
Average Forward Rate			6.00		0.74		1.01		0.64
Fair Value / Carrying Amount of Asset / (Liability) of Hedge Derivatives	100,000	600,000				(200,000)		(300,000)
Fair Value / Carrying Amount of Asset / (Liability) of Non-Hedge Derivatives	(4,500,000)	(1,600,000)		(1,700,000)		(300,000)		(900,000)
Expected Maturity Amount of Foreign Currency Derivatives in Current Year	260,500,000	141,300,000		40,900,000		31,800,000		46,500,000
Expected Maturity Amount of Foreign Currency Derivatives in Next Fiscal Year	$ 51,000,000	$ 32,800,000		$ 5,800,000		$ 4,600,000		$ 7,800,000